SHARE BASED COMPENSATION (Details 3) - Options	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Assumptions used in the valuation model
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected volatility (as a percent)	50.00%	71.00%	75.00%
Expected term	3 months	6 years 3 months	6 years 3 months
Risk-free interest rate (as a percent)	0.72%	1.70%	1.77%